Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Components of Deferred Tax Assets and Deferred Tax Liabilities

The components of deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements are as follows:

	Assets		Liabilities		Net Balance
	2018	2017	2018	2017	2018	2017
	RMB	RMB	RMB	RMB	RMB	RMB
Provisions and impairment losses, primarily for credit losses	1,925	1,626	—	—	1,925	1,626
Property, plant and equipment, and others	4,580	3,782	(13,022)	(7,789)	(8,442)	(4,007)
Deferred revenues and installation costs	39	71	(29)	(52)	10	19
Available-for-sale equity securities	—	—	—	(169)	—	(169)
Equity instruments at fair value through other comprehensive income	—	—	(87)	—	(87)	—

Deferred tax assets/(liabilities)	6,544	5,479	(13,138)	(8,010)	(6,594)	(2,531)

Movements in Deferred Tax Assets and Deferred Tax Liabilities

	Balance at January 1, 2016	Recognized in consolidated statement of comprehensive income	Balance at December 31, 2016
	RMB	RMB	RMB
Provisions and impairment losses, primarily for doubtful debts	1,291	240	1,531
Property, plant and equipment, and others	1,569	(2,575)	(1,006)
Deferred revenues and installation costs	60	(25)	35
Available-for-sale equity securities	(326)	57	(269)

Net deferred tax assets	2,594	(2,303)	291

	Balance at January 1, 2017	Recognized in consolidated statement of comprehensive income	Balance at December 31, 2017
	RMB	RMB	RMB
Provisions and impairment losses, primarily for doubtful debts	1,531	95	1,626
Property, plant and equipment, and others	(1,006)	(3,001)	(4,007)
Deferred revenues and installation costs	35	(16)	19
Available-for-sale equity securities	(269)	100	(169)

Net deferred tax assets/(liabilities)	291	(2,822)	(2,531)

	Balance at December 31, 2017	Changes in accounting policies	Recognized in consolidated statement of comprehensive income	Balance at December 31, 2018
	RMB	RMB	RMB	RMB
Provisions and impairment losses, primarily for credit losses	1,626	203	96	1,925
Property, plant and equipment, and others	(4,007)	(1,066)	(3,369)	(8,442)
Deferred revenues and installation costs	19	—	(9)	10
Available-for-sale equity securities	(169)	169	—	—
Equity instruments at fair value through other comprehensive income	—	(169)	82	(87)

Net deferred tax liabilities	(2,531)	(863)	(3,200)	(6,594)